ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 568,192	$ 82,400	¥ 533,293
Short-term investments	111,353	16,145
Prepayments and other current assets	30,391	4,406	33,604
Total current assets	723,492	104,897	577,510
Non-current assets:
Total non-current assets	52,845	7,662	65,376
TOTAL ASSETS	776,337	112,559	642,886
Current liabilities:
Salary and welfare payable	136,837	19,840	123,075
Accrued expenses and other current liabilities	47,622	6,904	53,486
Total current liabilities	371,526	53,866	366,503
Non-current liabilities:
Other non-current liabilities	3,952	573	4,452
Total non-current liabilities	12,147	1,761	21,528
TOTAL LIABILITIES	383,673	55,627	388,031
SHAREHOLDERS' EQUITY
Treasury stock	(10)	(1)	(11)
Other shareholders' equity	14,557	2,111	(9,757)
TOTAL LIZHI Inc.'s SHAREHOLDERS' EQUITY	392,677	56,934	254,855
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	776,337	112,559	642,886
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	543	79	530
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	168	$ 24	168
Parent company
Current assets:
Cash and cash equivalents	93,673		224,779
Short-term investments	91,339
Amounts due from Lizhi Group Companies	359,675		278,553
Prepayments and other current assets	2,313		3,417
Total current assets	547,000		506,749
Non-current assets:
Deficit in subsidiaries	(130,257)		(223,293)
Total non-current assets	(130,257)		(223,293)
TOTAL ASSETS	416,743		283,456
Current liabilities:
Salary and welfare payable	2,487		1,330
Accrued expenses and other current liabilities	1,683		3,021
Amounts due to Lizhi Group Companies	15,944		19,798
Total current liabilities	20,114		24,149
Non-current liabilities:
Other non-current liabilities	3,952		4,452
Total non-current liabilities	3,952		4,452
TOTAL LIABILITIES	24,066		28,601
SHAREHOLDERS' EQUITY
Treasury stock	(10)		(11)
Other shareholders' equity	391,976		254,168
TOTAL LIZHI Inc.'s SHAREHOLDERS' EQUITY	392,677		254,855
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	416,743		283,456
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	543		530
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Treasury stock	¥ (168)		¥ (168)